UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513


13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006


Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina           August 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $331,756
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                   Name
           28-10862                    Akela Capital Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2004




COL 1                           COL 2                COL 3      COL 4             COL 5               COL 6       COL 7     COL 8

                                                                VALUE      SHRS OR      SH/   PUT/  INVESTMENT   OTHER    VOTING
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT      PRN   CALL  DISCRETION   MGRS    AUTHORITY
--------------                  --------------      -----       --------   -------      ---   ----  ----------   ----    ---------
ANIXTER INTL INC                NOTE 7/0            035290AF2     5,546    11,000,000   PRN         SOLE         1       SOLE
COMCAST HOLDINGS CORP           ZONES CV2% PCS      200300507    19,190       500,000   SH          SOLE         1       SOLE
E TRADE FINANCIAL CORP          NOTE 6.750% 5/1     269246AD6     8,420     8,000,000   PRN         SOLE         1       SOLE
EL PASO CORP                    DBCV 2/2            28336LAC3    11,098    23,000,000   PRN         SOLE         1       SOLE
FISHER SCIENTIFIC INTL INC      NOTE 2.500% 10/0    338032AW5     9,119     6,500,000   PRN         SOLE         1       SOLE
FORD MTR CO CAP TR II           PFD TR CV 6.5%      345395206    27,353       500,000   SH          SOLE         1       SOLE
GENERAL MTRS CORP               DEB SR CV C 33      370442717    31,975     1,100,000   SH          SOLE         1       SOLE
HCC INS HLDGS INC               NOTE 2.000% 9/0     404132AA0     9,088     8,000,000   PRN         SOLE         1       SOLE
HUTCHINSON TECHNOLOGY INC       NOTE 2.250% 3/1     448407AE6     7,766     7,500,000   PRN         SOLE         1       SOLE
INVITROGEN CORP                 NOTE 2.250% 12/1    46185RAD2     5,220     5,000,000   PRN         SOLE         1       SOLE
L-3 COMMUNICATIONS HLDGS INC    DEBT 4.000% 9/1     502424AD6    12,600    10,000,000   PRN         SOLE         1       SOLE
LIBERTY MEDIA CORP              DEB 3.750% 2/1      530715AL5    13,311    20,400,000   PRN         SOLE         1       SOLE
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1     549463AH0    29,224    20,000,000   PRN         SOLE         1       SOLE
MEDTRONIC INC                   DBCV 1.250% 9/1     585055AB2    13,195    13,000,000   PRN         SOLE         1       SOLE
MESA AIR GROUP INC              NOTE 2.482% 6/1     590479AB7       446     1,000,000   PRN         SOLE         1       SOLE
NCO GROUP INC                   NOTE 4.750% 4/1     628858AB8     7,342     7,000,000   PRN         SOLE         1       SOLE
NEW CENTURY FINANCIAL CORP      COM                 64352D101     8,961       191,400   SH          SOLE         1       SOLE
NORTEL NETWORKS CORP NEW        NOTE 4.250% 9/0     656568AB8    14,348    15,000,000   PRN         SOLE         1       SOLE
PRG-SCHULTZ INTERNATIONAL IN    NOTE 4.750% 11/2    69357CAA5     6,988     7,000,000   PRN         SOLE         1       SOLE
PROVIDIAN FINL CORP             NOTE 2/1            74406AAB8     4,408     8,750,000   PRN         SOLE         1       SOLE
PROVIDIAN FINL CORP             NOTE 2.750% 3/1     74406AAD4    17,786    16,000,000   PRN         SOLE         1       SOLE
QUANTA SVCS INC                 SDCV 4.500% 10/0    74762EAC6     3,946     4,000,000   PRN         SOLE         1       SOLE
SELECTIVE INS GROUP INC         NOTE 1.616% 9/2     816300AB3     2,785     5,000,000   PRN         SOLE         1       SOLE
SEPRACOR INC                    SDCV 5.000% 2/1     817315AL8    12,495    12,250,000   PRN         SOLE         1       SOLE
SILICON GRAPHICS INC            NOTE 6.500% 6/0     827056AE2     5,475     3,000,000   PRN         SOLE         1       SOLE
SILICON VY BANCSHARES           NOTE 6/1            827064AC0     8,198     6,500,000   PRN         SOLE         1       SOLE
STARWOOD HOTELS & RESORTS WRLD  NOTE 3.500% 5/1     85590AAJ3     5,387     5,000,000   PRN         SOLE         1       SOLE
TYCO INTL GROUP SA              DBCV 2.750% 1/1     902118BF4    30,086    20,000,000   PRN         SOLE         1       SOLE
                                                       Total:   331,756





03603.0001 #505767